Lease liability (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Maturity Analysis of Lease Liabilities

Maturity analysis of the Group’s lease liabilities

December 31,
2025
NIS thousands
Less than one year	4,262
One to five years	13,811
More than five years	5,678
Total	23,751
Current maturities of lease liability	4,262
Long-term lease liability	19,489
Payments of lease liabilities	5,007

Schedule of Recognized Profit or Loss

Amounts recognized in profit or loss

	2025	2024	2023
	NIS thousands	NIS thousands	NIS thousands
Interest expenses on lease liability	779	820	726
Variable lease payments not included in the measurement of the lease liability	781	1,152	1,330
	1,560	1,972	2,056